Balance Sheets - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Current Assets
Cash and cash equivalents	$ 10,713,091	$ 4,093,874
Accounts receivable	51,120	61,120
Prepaid expenses and other current assets	299,389	227,274
Property and Equipment - Net (Note 3)	100,590	45,308
Capitalized Software - Net	1,312,643	1,277,097
Total assets	12,476,833	5,704,673
Current Liabilities
Accounts payable	139,754	112,053
Notes payable (Note 7)		2,025,600
Accrued and other current liabilities:
Accrued compensation	199,908	62,485
Deferred revenue	333,200	380,000
Other accrued liabilities	68,881	124,639
Total current liabilities	741,743	2,704,777
Stockholders’ Equity:
Common stock, $.0001 par value; 100,000,000 shares authorized; 20,571,682 and 16,231,820 shares issued and outstanding at June 30, 2021 and 2020, respectively	2,066	1,583
Preferred stock, $.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding at June 30, 2021 and 2020
Additional paid-in capital	31,950,117	11,629,114
Accumulated deficit	(20,217,093)	(8,630,801)
Total stockholders’ equity	11,735,090	2,999,896
Total liabilities and stockholders’ equity	$ 12,476,833	$ 5,704,673